Condensed Consolidated and Combined Statements of Cash Flows - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash Flows from Operating Activities
Net income	$ 448	$ 1,074
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	405	422
Pension and postretirement benefit expense	30	31
Stock-based compensation expense	87	32
Gain on business divestitures	0	(56)
Deferred income taxes	(93)	(99)
Changes in assets and liabilities
Accounts receivable	14	(24)
Due from related parties	200	0
Inventories	(99)	(7)
Accounts payable	200	48
Due to related parties	(393)	0
All other operating activities	167	(53)
Net cash provided by operating activities	966	1,368
Cash Flows from Investing Activities
Purchases of property, plant and equipment	(253)	(202)
Proceeds from sale of business	0	60
Net cash used in investing activities	(253)	(142)
Cash Flows from Financing Activities
Repayment of debt	(200)	0
Net transfers to 3M	(8,247)	(1,248)
Proceeds from long-term debt, net of issuance costs	8,303	0
Other — net	8	2
Net cash used in financing activities	(136)	(1,246)
Effect of exchange rate changes on cash and cash equivalents	1	1
Net increase (decrease) in cash and cash equivalents	578	(19)
Cash and cash equivalents at beginning of year	194	61
Cash and cash equivalents at end of period	$ 772	$ 42